RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Jun. 30, 2025
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

14.RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

In connection with the preparation of the financial statements for the year ended June 30, 2024, we determined that there were errors in the financial statements included in the 2023 Annual Report on Form 20-F. We corrected the financial statements for the years ended December 31, 2023 and 2022 for these errors in the 2024 Annual Report on Form 20-F. However, we inappropriately did not provide the disclosures about the corrections required by FASB ASC 250-10-50-7 to ASC 250-10-50-11 in the financial statements included in the 2024 Annual Report on Form 20-F. Accordingly, we have provided these applicable disclosures that relate to the year ended June 30, 2023 in these financial statements.

The columns labeled “As Previously Reported” refer to the amounts reported in the 2023 Annual Report on Form 20-F. The “As Restated” column was previously reported in the 2024 Annual Report on Form 20-F.

The following table presents a reconciliation from our previously reported amounts in the 2023 Annual Report on Form 20-F to the restated amounts reported in the 2024 Annual Report on Form 20-F for the consolidated statement of comprehensive income for the fiscal year ended June 30, 2023. A description of misstatements is listed below:

A: The adjustment is attributable to revenue recognized inappropriately over time for construction of a building under revenue stream II as described in Note 2, for which the Company should have recognized revenue at a point in time upon final payment by the customer and transfer of the legal title to the customer when the construction is completed.

B: The adjustment is mainly attributable to the expensed incremental costs directly attributable to an initial public offering, which should have been deferred and charged against the gross proceeds of the offering.

C: These adjustments are mainly attributable to miscellaneous immaterial miscalculation and/or misapplication of US GAAP.

D: The adjustment is attributable to the change in net income attributable to common stockholders due to all adjustments to each line item in the consolidated statement of comprehensive income.

	For the Fiscal Year Ended June 30, 2023
	As Previously		Adjustment
(Japanese yen in thousands)	Reported	Adjustment	Reference	As Restated
Revenue:
Real estate sales	17,125,308	(27,000)	A	17,098,308
Other revenue	316,940	—		316,940
Total revenue	17,442,248	(27,000)		17,415,248
Expenses:
Cost of sales – real estate	14,494,256	(27,797)	A	14,466,459
Cost of sales – other	191,544	0		191,544
Selling, general and administrative	1,886,530	(68,560)	B	1,817,970
Total expenses	16,572,330	(96,357)		16,475,973
Operating income	869,918	69,357		939,275
Other income (expense):
Interest expenses	(16,731)	—		(16,731)
Other, net	6,060	208	C	6,268
Total other income (expense), net	(10,671)	208		(10,463)
Income before income taxes	859,247	69,565		928,812
Income taxes	322,765	(5,347)	C	317,418
Net income	536,482	74,912		611,394
Net loss attributable to the noncontrolling interests	(523)	(1)	C	(524)
Net income attributable to common stockholders	537,005	74,913		611,918
Foreign currency translation gain (loss)	5,384	(143)	C	5,241
Total Comprehensive income	542,389	74,770		617,159
Earnings per share:
Basic	43.39	5.57	D	48.96
Diluted	43.39	5.57	D	48.96
Weighted average shares outstanding:
Basic	12,498,900	—		12,498,900
Diluted	12,498,900	—		12,498,900

The following table presents reconciliation from our previously reported amounts in the 2023 Annual Report on Form 20-F to the restated amounts reported in the 2024 Annual Report on Form 20-F for the consolidated statement of shareholders’ equity for the fiscal year ended June 30, 2023. A description of misstatements is listed below:

E: The adjustment to total equity at June 30, 2022 of (¥54,638) thousand is attributable to cumulative adjustments to date and includes (¥55,112) thousand to retained earnings, (¥1) thousand to non-controlling interest and ¥475 thousand to translation gain / (loss).

F: The adjustment is attributable to the change in net income attributable to common stockholders due to all adjustments to each line item in the consolidated statement of comprehensive income.

G: These adjustments are mainly attributable to miscellaneous immaterial miscalculation and/or misapplication of US GAAP.

H: The adjustment to total equity at June 30, 2023 of ¥20,131 thousand is attributable to cumulative adjustments to date and includes ¥19,801 thousand to retained earnings, (¥2) thousand to non-controlling interest, and ¥332 thousand to translation gain / (loss).

	For the Fiscal Year Ended June 30, 2023
	As Previously		Adjustment
(Japanese yen in thousands)	Reported	Adjustment	Reference	As Restated
Total equity – June 30, 2022	2,201,067	(54,638)	E	2,146,429
Net income	537,005	74,913	F	611,918
Loss attributable to non-controlling interest	(523)	(1)	G	(524)
Translation gain, as restated	5,384	(143)	G	5,241
Total equity – June 30, 2023	2,742,933	20,131	H	2,763,064

The following table presents a reconciliation from our previously reported amounts in the 2023 Annual Report on Form 20-F to the restated amounts reported in the 2024 Annual Report on Form 20-F for the consolidated statement of cash flows for the fiscal year ended June 30, 2023. A description of misstatements is listed below:

I: The adjustment is attributable to the change in net income due to the adjustments described above.

J: The adjustment is attributable to amortization expense of right-of-use assets for finance leases, which is noncash expense, incorrectly omitted in operating cash activities and repayment of principal portion of finance lease liability incorrectly omitted in financing cash activities.

K: The adjustment is attributable to not properly distinguishing accounts receivable which is unconditional right to payment and contract assets which is conditional right to payment.

L: The adjustment is attributable to borrowing of life insurance policy loans, which the Company has the right to offset against the surrender value of the life insurance, being incorrectly included in financing cash activities.

M: The adjustment is attributable to the incremental costs directly attributable to an initial public offering being incorrectly included in operating cash activities.

N: The adjustment is attributable to not capturing all interest expenses paid inadvertently.

O: The adjustment is attributable to interim payments of income taxes not being included in the previously reported amount.

P: The adjustment is attributable to inadvertent omission of the required disclosure.

Q: These adjustments are attributable to miscellaneous immaterial miscalculation and/or misapplication of US GAAP.

	For the Fiscal Year Ended June 30, 2023
	As Previously		Adjustment
(Japanese yen in thousands)	Reported	Adjustment	Reference	As Restated
Cash flows from operating activities:
Net income	536,482	74,912	I	611,394
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	76,522	6,343	Q	82,865
Non-cash finance lease expense	—	20,523	J	20,523
Investment revaluation (gain) loss	—	96	Q	96
Deferred income taxes, net	8,744	(5,410)	Q	3,334
Changes in assets and liabilities:
Accounts receivable, net	(206,566)	203,264	K	(3,302)
Real estate inventory	(1,555,861)	(13,489)	Q	(1,569,350)
Contract assets	—	(178,305)	K	(178,305)
Prepaid and other current assets	29,124	18,305	Q	47,429
Intangible assets, net	(1,477)	1,477	Q	—
Operating lease, net	21,165	(21,970)	Q	(805)
Other assets	(60,835)	72,798	Q	11,963
Accounts payable	43,245	7,454	Q	50,699
Customer deposits / Contract liabilities	13,981	(9,429)	Q	4,552
Accrued expenses and other current liabilities, and other liabilities	(22,507)	21,777	Q	(730)
Net cash provided by (used in) operating activities	(1,117,983)	198,346		(919,637)
Cash flows from investing activities:
Purchases of property and equipment	(1,244,116)	(6,335)	Q	(1,250,451)
Purchases of intangible assets	(4,126)	1,688	Q	(2,438)
Purchase of investments securities	—	(8,150)	Q	(8,150)
Proceeds from sale of investments in marketable securities	—	5,000	Q	5,000
Other, net investing	702	(702)	Q	—
Net cash used in investing activities	(1,247,540)	(8,499)		(1,256,039)
Cash flows from financing activities:
Proceeds from notes payable	14,688,192	(107,370)	L	14,580,822
Payments on notes payable	(11,944,327)	—		(11,944,327)
Payments on IPO costs	—	(63,702)	M	(63,702)
Repayments of principal portion of finance lease liability	—	(18,262)	J	(18,262)
other, net financing	461	(461)	Q	—
Net cash provided by financing activities	2,744,326	(189,795)		2,554,531
Effect of exchange rate change on cash and cash equivalents	4,462	(52)	Q	4,410
Net increase (decrease) in cash and cash equivalents	383,265	—		383,265
Cash and cash equivalents, beginning of year	403,108	—		403,108
Cash and cash equivalents, end of year	786,373	—		786,373
Supplemental disclosures of cash flow information:
Cash paid during the year for
Interest	100,314	192,267	N	292,581
Income taxes	238,032	158,637	O	396,669
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	103,771	—	P	103,771